Investment in Stable Value Fund	12 Months Ended
Dec. 31, 2025
RETIREMENT SAVINGS PLAN
Investment in Stable Value Fund
Investment in Stable Value Fund

3. Investment in Stable Value Fund

The Plan’s investment option for the stable value fund is managed by the John Hancock Stable Value Return Trust, a Collective Investment Trust offered by the John Hancock Trust Company and is included in investments at fair value in the Statements of Net Assets Available for Benefits. The fund also invests in an uninsured separately managed account portfolio of short-term investments, the John Hancock Short Term Investment Fund (STIF) to provide daily liquidity for plan and participant level transactions.

Risks arise when entering into any investment contract due to the potential inability of the issuer to meet the terms of the contract. In addition, security‐backed investment contracts, also called stabilizing agreements or synthetic guaranteed investment contracts, have the risk of default or the lack of liquidity of the underlying portfolio assets. The credit risk of each issuer was evaluated and monitored through the portfolio manager’s credit analysis. The credit analysis included, but was not limited to, asset quality and liquidity, management quality, surplus adequacy, and profitability. John Hancock on behalf of the Plan, requires that the issuers of each contract have a minimum quality rating as of the contract effective date and that all underlying portfolio assets be rated investment grade at the time of purchase.